Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	TOWER ONE WIRELESS CORP.
Entity Central Index Key	0001579026
Document Type	20-F/A
Document Period End Date	Dec. 31, 2021
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 20-F/A (the “Amendment”) is being filed by Tower One Wireless Corp. (the “Company”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2021, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 19, 2022 (the “Original Filing”), and as amended on October 27, 2022. The Company is filing this Amendment to further amend certain disclosures in the Original Filing, as amended regarding the business and operations of the Company. Except as described above, the Amendment does not amend any information set forth in the Original Filing, as amended, or reflect any events that occurred subsequent to the filing of the Original Filing on May 19, 2022, as amended on October 27, 2022.
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Interactive Data Current	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	100,473,582
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity File Number	000-55103
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	600-535 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6C 2Z4
Entity Address, Country	CA
Title of 12(b) Security	CLASS A COMMON SHARES
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Smythe LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	995
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Alejandro Ochoa
Entity Address, Address Line One	600-535 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6C 2Z4
Entity Address, Country	CA
City Area Code	917
Local Phone Number	546-3016
Contact Personnel Email Address	nick@toweronewireless.com